June 24, 2011

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard New Jersey Tax-Free Funds (the “Trust”); File No. 33-17351

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated June 9, 2011, filed pursuant to Rule 497(e), for the Vanguard New Jersey Tax-Exempt Money Market Fund, a series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at (610) 669-1955.

Sincerely,

Tara R. Buckley
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Brion Thompson, Esq.
U.S.	Securities and Exchange Commission